8. PROVISION FOR INCOME TAXES (Details Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Provision For Income Taxes Details Narrative
Deferred tax asset	$ 21,786	$ 21,786
Deferred tax asset related to net operating loss carryforwards	$ 2,697,399	$ 1,213,284